CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Dividends (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Noncumulative dividends rate (as a percent)		8.00%
Dividend declared	$ 0	$ 0	$ 0
Series A
Class of Stock [Line Items]
Noncumulative dividends at an annual rate (in dollar per share)	$ 0.08	$ 0.08
Series B
Class of Stock [Line Items]
Noncumulative dividends at an annual rate (in dollar per share)	0.24	0.24
Series C
Class of Stock [Line Items]
Noncumulative dividends at an annual rate (in dollar per share)	$ 0.5128	$ 0.5128
Series D and Series E
Class of Stock [Line Items]
Noncumulative dividends rate (as a percent)	8.00%